Note 3 - Liquidity and Management Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
4.     Liquidity and Management Plans

We will need to obtain additional funds to continue our operations and execute our current business plans. We may seek to raise additional funds through various sources, such as equity and debt financings, or through strategic collaborations and license agreements. We can give no assurances that we will be able to secure additional sources of funds to support our operations, or if such funds are available to us, that such additional financing will be sufficient to meet our needs or on terms acceptable to us. This risk would increase if our clinical data is inconclusive or not positive or economic conditions worsen in the market as a whole or in the pharmaceutical or biotechnology markets individually.

On March 1, 2016 we instituted substantial salary deferrals for all senior employees in order to conserve cash. If we are unable to obtain additional financing when needed, we will need to reduce our operations by taking actions that may include, among other things, reducing use of outside professional service providers, reducing staff or further reducing staff compensation, significantly modifying or delaying the development of our SBP-101 product candidate
, licensing rights to third parties, including the right to commercialize our SBP-101 product candidate for pancreatic cancer, acute pancreatitis or other applications that we would otherwise seek to pursue, or discontinuing operations entirely.

On May 5, 2016, we received a $772,000 tax
rebate under the Australian R&D Incentive Rebate program
related to 2015 research and development activities.

In June 2016, pursuant to Securities Purchase Agreements, we received aggregate gross proceeds of $1,755,000 from two June closings under these private placement transactions. See “Private Placement” in note 9 for additional information.

Our future success is dependent upon our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our SBP-101 product candidate in the United States or other markets and ultimately our ability to market and sell our SBP-101 product candidate
. If we are unable to obtain additional financing when needed, if our clinical trials are not successful or if we are unable to obtain marketing approval, we would not be able to continue as a going concern and would be forced to cease operations and liquidate our company.

There can be no assurances that we will be able to obtain additional financing on commercially reasonable terms, or at all. The sale of additional convertible debt or equity securities would likely result in dilution to our current stockholders.

3.     Liquidity and Management Plans

We will need to seek additional sources of funds to support our current business plans. We may seek to raise additional funds through various sources, such as equity and debt financings, or through strategic collaborations and license agreements. We can give no assurances that we will be able to secure additional sources of funds to support our operations, or if such funds are available to us, that such additional financing will be sufficient to meet our needs or on terms acceptable to us. This risk would increase if our clinical data is not positive or economic and market conditions deteriorate.

If we are unable to obtain additional financing when needed, we would need to scale back our operations taking actions that may include, among other things, reducing use of outside professional service providers, reducing staff or staff compensation, significantly modify or delay the development of our SBP-101 product candidate
, license to third parties the rights to commercialize our SBP-101 product candidate for pancreatic cancer, acute pancreatitis or other applications that we would otherwise seek to pursue, or cease operations.

Our future success is dependent upon our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our SBP-101 product candidate in the United States or other markets and ultimately our ability to market and sell our SBP-101 product candidate
. If we are unable to obtain additional financing when needed, if our clinical trials are not successful, if we are unable to obtain marketing approval, we would not be able to continue as a going concern and would be forced to cease operations and liquidate our company.

There can be no assurances that we will be able to obtain additional financing on commercially reasonable terms, or at all. The sale of additional convertible debt or equity securities would likely result in dilution to our current shareholders.